Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade and Other Liabilities

	2024	2023
	€	€
Trade payables	4,562,900	2,909,725
	4,562,900	2,909,725